UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Partners, LLC

Address:  45 Broadway, 28th Floor
          New York, New York  10006


13F File Number: 28-04345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart J. Zimmer
Title:  Managing Member
Phone:  (212) 440-0740


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer          New York, New York            November 12, 2002
-----------------------     --------------------------   ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total: $89,432
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No. Form 13F File Number Name

1          28-7074                              Stuart J. Zimmer
----          -------------------               ------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2      COLUMN 3     COLUMN 4       COLUMN5    COLUMN 6     COLUMN 7          COLUMN 8
                                                                                                                Voting Authority
Name of Issuer               Title of Class Cusip Number    Value       Shares/Par Investment Other Managers Sole  Shared    None

AGL RESOURCES INC            CoM            001204106    1,358,535       61,500      Sole                          61,500
AFFILIATED COMPUTER SVCS     ClA            008190100      319,125        7,500      Sole                           7,500
AMERICAN SCIENCE (2)         CoM            029429107       90,820        9,500      Sole                           9,500
ALLEGHENY ENERGY INC         CoM            017361106    1,637,500      125,000      Sole                         125,000
AQUILA INC DEL               ClA            03840P102      410,000      100,000      Sole                         100,000
CIT GROUP INC                CoM            125581108      134,850        7,500      Sole                           7,500
CONCORD EFS INC.             CoM            206197105    1,843,668      116,100      Sole                         116,100
CONSOLIDATED EDISON INC      CoM            209115104    4,062,220      101,000      Sole                         101,000
DPL INC                      CoM            233293109    2,008,545      122,100      Sole                         122,100
DTE ENERGY COMPANY           CoM            233331107    6,328,850      155,500      Sole                         155,500
ELECTRONIC DATA SYSTEMS C    CoM            285661104      943,650       67,500      Sole                          67,500
ENERGY EAST CORPORATION      CoM            29266M109    5,943,000      300,000      Sole                         300,000
EXXON MOBIL CORPORATION      CoM            30231G102      239,250        7,500      Sole                           7,500
EXULT INC DEL                CoM            302284104      221,250       75,000      Sole                          75,000
FPL GROUP INC                CoM            302571104    1,883,000       35,000      Sole                          35,000
FIRSTENERGY CORP             CoM            337932107    5,060,377      169,300      Sole                         169,300
GLYCOGENESYS INC (2)         CoM            37989P101      135,821      194,030      Sole                         194,030
INFONET SERVICES             ClB            45666T106      100,800       45,000      Sole                          45,000
IRVINE SENSORS CORP (2)      CoM            463664508      250,000      200,000      Sole                         200,000
JEFFRIES CORP (NEW)          CoM            472319102      381,600       10,000      Sole                          10,000
KEITH COS INC.               CoM            487539108       78,750        7,500      Sole                           7,500
KEYSPAN CORPORATION          CoM            49337W100    6,951,250      207,500      Sole                         207,500
LOCKHEED MARTIN CORP         CoM            539830109       64,670        1,000      Sole                           1,000
MERCATOR SOFTWARE INC(2)     CoM            587587106      173,810      133,700      Sole                         133,700
MERCATOR SOFTWARE            CoM            587587957      361,955      278,427      Sole                         278,427
MICROVISION INC (WASH) 2     CoM            594960106      765,926      202,626      Sole                         202,626
MILLENNIUM CELL INC (2)      CoM            60038B105      408,601      179,211      Sole                         179,211
NEWS CORP LTD ADR            ADR New        652487703       38,500        2,000      Sole                           2,000
NISOURCE INC                 CoM            65473P105    2,861,903      166,100      Sole                         166,100
PEREGRINE PHARMACEUTICALS    CoM            713661106      925,244    2,202,962      Sole                       2,202,962
P G & E CORPORATION          CoM            69331C108    1,069,700       95,000      Sole                          95,000
PNM RESOURCES INC CMN        CoM            69349H107    5,544,000      280,000      Sole                         280,000
PPL CORPORATION              CoM            69351T106    5,336,560      164,000      Sole                         164,000
PEOPLES ENERGY CORP          CoM            711030106    2,021,400       60,000      Sole                          60,000
PINNACLE WEST CAPITAL COR    CoM            723484101    7,981,000      287,500      Sole                         287,500
PROGRESS ENERGY INC          CoM            743263105    3,882,650       95,000      Sole                          95,000
SCANA CORP NEW               CoM            80589M102    3,252,500      125,000      Sole                         125,000
SCOTTISH ANNUITY & LIFE      ORD            G7885T104      211,420       12,400      Sole                          12,400
US PLASTIC LUMBER CO (2)     CoM            902948108      123,068      535,081      Sole                         535,081
WESTAR ENERGY, INC.          CoM            95709T100      115,690       11,500      Sole                          11,500
WEIGHT WATCHERS INTL INC     CoM            948626106       43,360        1,000      Sole                           1,000
WISCONSIN ENERGY CORP (2)    CoM            976657106    5,953,500      245,000      Sole                         245,000
XCEL ENERGY INC              CoM            98389B100    7,913,500      850,000      Sole                         850,000

                                                        89,431,819

02192.0001 #362453